GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 72.0%
Agriculture — 5.5%
38,000 Archer-Daniels-Midland Co.(a) ........ $ 1,824,380
13,000 Bunge Global SA .................. 993,460
44,200 Corteva Inc.(a) ................... 2,781,506
52,590 Nutrien Ltd.(a) ................... 2,612,145
8,211,491
Energy and Energy Services — 16.9%
6,800 APA Corp. ...................... 142,936
16,700 Baker Hughes Co. ................. 733,965
23,200 BP plc, ADR(a) ................... 783,928
14,600 Chevron Corp.(a) ................. 2,442,434
11,200 ConocoPhillips(a) ................. 1,176,224
12,900 Coterra Energy Inc. ................ 372,810
10,000 Devon Energy Corp. ............... 374,000
3,500 Diamondback Energy Inc. ........... 559,580
28,000 Eni SpA ........................ 432,892
9,900 EOG Resources Inc.(a) ............. 1,269,576
12,800 EQT Corp. ...................... 683,904
38,207 Exxon Mobil Corp.(a) .............. 4,543,959
16,200 Halliburton Co.(a) ................. 410,994
2,500 Hess Corp. ...................... 399,325
23,500 Kinder Morgan Inc.(a) .............. 670,455
6,400 Marathon Petroleum Corp.(a) ......... 932,416
6,700 Occidental Petroleum Corp. .......... 330,712
11,500 ONEOK Inc. ..................... 1,141,030
7,400 Phillips 66 ...................... 913,752
24,700 Schlumberger NV(a) ............... 1,032,460
26,500 Shell plc, ADR(a) ................. 1,941,920
10,500 Suncor Energy Inc. ................ 406,560
2,600 Targa Resources Corp. ............. 521,222
13,700 The Williams Companies Inc.(a) ....... 818,712
20,800 TotalEnergies SE, ADR .............. 1,345,552
5,800 Valero Energy Corp. ............... 766,006
25,147,324
Equipment and Supplies — 0.4%
9,000 The Toro Co. ..................... 654,750
Food and Beverage — 2.1%
50,000 Mowi ASA ...................... 924,843
35,600 Tyson Foods Inc., Cl. A(a) ........... 2,271,636
3,196,479
Health Care — 3.2%
60,000 Bayer AG ....................... 1,431,858
27,000 Elanco Animal Health Inc.† ........... 283,500
18,200 Zoetis Inc.(a) .................... 2,996,630
4,711,988
Machinery — 2.3%
6,000 AGCO Corp. ..................... 555,420
62,700 CNH Industrial NV ................. 769,956
Shares
Market
Value
4,400 Deere & Co.(a) ................... $ 2,065,140
3,390,516
Metals and Mining — 39.7%
9,500 Agnico Eagle Mines Ltd. ............ 1,029,895
117,000 Alamos Gold Inc., Cl. A(a) ........... 3,128,580
43,556 Anglogold Ashanti plc .............. 1,616,799
34,500 Artemis Gold Inc.† ................ 410,198
49,000 Aya Gold & Silver Inc.† ............. 378,639
118,894 Barrick Gold Corp.(a) .............. 2,311,299
636,965 Bellevue Gold Ltd.† ................ 455,719
47,500 BHP Group Ltd., ADR(a) ............ 2,305,650
280,700 Calibre Mining Corp.† .............. 624,190
1,071,198 De Grey Mining Ltd.† .............. 1,425,690
24,000 Discovery Silver Corp.† ............. 35,357
101,000 Dundee Precious Metals Inc. ......... 1,339,133
96,700 Eldorado Gold Corp.† .............. 1,626,494
92,585 Endeavour Mining plc .............. 2,224,794
481,853 Evolution Mining Ltd. .............. 2,140,720
14,500 Franco-Nevada Corp.(a) ............. 2,284,620
68,000 Freeport-McMoRan Inc.(a) ........... 2,574,480
85,450 G Mining Ventures Corp.† ........... 1,114,552
71,000 Glencore plc ..................... 257,075
31,500 Gold Fields Ltd., ADR .............. 695,835
307,206 Gold Road Resources Ltd. ........... 554,758
30,000 IAMGOLD Corp.† ................. 187,500
82,700 K92 Mining Inc.† ................. 713,184
286,700 Kinross Gold Corp.(a) .............. 3,615,287
71,600 Lundin Gold Inc. .................. 2,217,085
36,500 MAG Silver Corp. ................. 557,720
112,300 Newmont Corp.(a) ................ 5,421,844
335,439 Northern Star Resources Ltd. ......... 3,839,855
155,500 OceanaGold Corp. ................. 518,675
31,500 Osisko Gold Royalties Ltd.(a) ......... 665,280
28,300 Pan American Silver Corp. ........... 730,989
957,915 Perseus Mining Ltd. ............... 1,993,182
46,300 Rio Tinto plc, ADR(a) .............. 2,781,704
10,500 Royal Gold Inc. ................... 1,716,855
73,000 Victoria Gold Corp.†(b) ............. 0
96,200 Wesdome Gold Mines Ltd.† .......... 1,145,803
712,417 Westgold Resources Ltd. ............ 1,282,043
42,650 Wheaton Precious Metals Corp.(a) ..... 3,310,919
59,232,402
Specialty Chemicals — 1.9%
18,155 CF Industries Holdings Inc. .......... 1,418,813
18,500 Darling Ingredients Inc.† ............ 577,940
20,800 The Mosaic Co. ................... 561,808
8,900 Yara International ASA .............. 267,236
2,825,797
TOTAL COMMON STOCKS ......... 107,370,747

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 0.5%
Metals and Mining — 0.5%
$ 750,000 Allied Gold Corp.,
8.750%, 09/07/28(c) ............. $ 675,000
CORPORATE BONDS — 3.9%
Energy and Energy Services — 0.0%
80,000 Devon Energy Corp.,
4.500%, 01/15/30 ............... 78,536
Metals and Mining — 3.9%
750,000 AngloGold Ashanti Holdings plc,
3.750%, 10/01/30 ............... 692,284
750,000 Freeport-McMoRan Inc.,
4.125%, 03/01/28 ............... 737,761
675,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 681,351
500,000 IAMGOLD Corp.,
5.750%, 10/15/28(c) ............. 488,584
1,300,000 Kinross Gold Corp.,
6.250%, 07/15/33(c) ............. 1,367,314
1,750,000 Northern Star Resources Ltd.,
6.125%, 04/11/33(c) ............. 1,810,703
5,777,997
TOTAL CORPORATE BONDS ........ 5,856,533
U.S. GOVERNMENT OBLIGATIONS — 23.6%
35,540,000 U.S. Treasury Bills,
4.187% to 4.406%††, 04/10/25 to
09/18/25(d) ................... 35,244,529
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $156,069,420) ............. $ 149,146,809
(a) Securities, or a portion thereof, with a value of $43,528,075 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) At March 31, 2025, $2,000,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments*
Market
Value
Long Positions
North America ...................... 78.5% $ 117,171,813
Asia/Pacific ......................... 10.6  15,808,320
Europe .............................. 10.4  15,470,841
South Africa ......................... 0.5  695,835
Total Investments — Long Positions 100.0% $ 149,146,809
Short Positions
North America ...................... (3.3)% $ (4,913,791)
Europe .............................. (0.0) ** (71,289)
Asia/Pacific ......................... (0.0) ** (56,688)
Total Investments — Short Positions (3.3)% $ (5,041,768)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
As of March 31, 2025, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (3.1)%
AGCO Corp. Pershing LLC 20 USD 185,140 USD 110.00 04/17/25 $ 136
AGCO Corp. Pershing LLC 20 USD 185,140 USD 110.00 05/16/25 1,106
AGCO Corp. Pershing LLC 20 USD 185,140 USD 110.00 06/20/25 2,675
Agnico Eagle Mines Ltd. Pershing LLC 58 USD 628,778 USD 90.00 04/17/25 108,195
Agnico Eagle Mines Ltd. Pershing LLC 37 USD 401,117 USD 107.50 07/18/25 31,901
Alamos Gold Inc., Cl. A Pershing LLC 380 USD 1,016,120 USD 22.50 05/16/25 171,147
Alamos Gold Inc., Cl. A Pershing LLC 380 USD 1,016,120 USD 21.50 07/18/25 220,666
Anglogold Ashanti plc Pershing LLC 56 USD 207,872 USD 30.00 05/16/25 42,142
Anglogold Ashanti plc Pershing LLC 140 USD 519,680 USD 31.50 06/20/25 93,663
APA Corp. Pershing LLC 68 USD 142,936 USD 23.50 07/18/25 5,612
Archer-Daniels-Midland Co. Pershing LLC 130 USD 624,130 USD 56.50 04/17/25 104
Archer-Daniels-Midland Co. Pershing LLC 112 USD 537,712 USD 51.00 05/16/25 9,228
Archer-Daniels-Midland Co. Pershing LLC 138 USD 662,538 USD 50.00 06/20/25 22,160
Baker Hughes Co. Pershing LLC 60 USD 263,700 USD 40.00 05/16/25 25,338
Baker Hughes Co. Pershing LLC 47 USD 206,565 USD 45.00 07/18/25 11,150
Baker Hughes Co. Pershing LLC 60 USD 263,700 USD 45.00 09/19/25 18,808
Barrick Gold Corp. Pershing LLC 500 USD 972,000 USD 21.00 05/16/25 19,202
Barrick Gold Corp. Pershing LLC 395 USD 767,880 USD 21.00 07/18/25 31,927
BHP Group Ltd., ADR Pershing LLC 160 USD 776,640 USD 55.00 04/17/25 314
BHP Group Ltd., ADR Pershing LLC 170 USD 825,180 USD 57.50 05/16/25 1,106
BHP Group Ltd., ADR Pershing LLC 145 USD 703,830 USD 55.00 06/20/25 7,275
BP plc, ADR Pershing LLC 75 USD 253,425 USD 32.50 04/17/25 11,942
BP plc, ADR Pershing LLC 75 USD 253,425 USD 35.00 05/16/25 4,539
BP plc, ADR Pershing LLC 81 USD 273,699 USD 36.50 06/20/25 4,084
Bunge Global SA Pershing LLC 13 USD 99,346 USD 80.00 04/17/25 700
Bunge Global SA Pershing LLC 27 USD 206,334 USD 105.00 04/17/25 0
Bunge Global SA Pershing LLC 40 USD 305,680 USD 80.00 05/16/25 7,907
Bunge Global SA Pershing LLC 40 USD 305,680 USD 82.50 06/20/25 7,130
Calibre Mining Corp. Pershing LLC 1,100 CAD 352,000 CAD 3.40 05/16/25 11,064
CF Industries Holdings Inc. Pershing LLC 36 USD 281,340 USD 90.00 04/17/25 466
CF Industries Holdings Inc. Pershing LLC 25 USD 195,375 USD 100.00 04/17/25 42
CF Industries Holdings Inc. Pershing LLC 21 USD 164,115 USD 90.00 05/16/25 1,370
CF Industries Holdings Inc. Pershing LLC 50 USD 390,750 USD 100.00 05/16/25 940
CF Industries Holdings Inc. Pershing LLC 50 USD 390,750 USD 87.50 06/20/25 8,412
Chevron Corp. Pershing LLC 55 USD 920,095 USD 155.00 05/16/25 69,741
Chevron Corp. Pershing LLC 51 USD 853,179 USD 160.00 07/18/25 63,417
Chevron Corp. Pershing LLC 40 USD 669,160 USD 174.00 09/19/25 28,114
CNH Industrial NV Pershing LLC 307 USD 376,996 USD 13.00 05/16/25 14,387
CNH Industrial NV Pershing LLC 320 USD 392,960 USD 12.50 07/18/25 28,262
ConocoPhillips Pershing LLC 40 USD 420,080 USD 105.00 04/17/25 9,379
ConocoPhillips Pershing LLC 14 USD 147,028 USD 112.00 05/16/25 1,975
ConocoPhillips Pershing LLC 17 USD 178,534 USD 115.00 05/16/25 1,457
ConocoPhillips Pershing LLC 41 USD 430,582 USD 110.00 07/18/25 16,684
Corteva Inc. Pershing LLC 145 USD 912,485 USD 64.00 05/16/25 27,343
Corteva Inc. Pershing LLC 132 USD 830,676 USD 66.50 07/18/25 29,710
Corteva Inc. Pershing LLC 155 USD 975,415 USD 64.00 09/19/25 62,040
Coterra Energy Inc. Pershing LLC 60 USD 173,400 USD 29.00 05/16/25 7,151
Coterra Energy Inc. Pershing LLC 69 USD 199,410 USD 29.50 07/18/25 11,255
Darling Ingredients Inc. Pershing LLC 70 USD 218,680 USD 45.00 05/16/25 243

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Deere & Co. Pershing LLC 22 USD 1,032,570 USD 455.00 04/17/25 $ 48,021
Deere & Co. Pershing LLC 22 USD 1,032,570 USD 467.00 05/16/25 53,753
Devon Energy Corp. Pershing LLC 50 USD 187,000 USD 37.50 04/17/25 5,326
Devon Energy Corp. Pershing LLC 50 USD 187,000 USD 42.50 06/20/25 3,648
Diamondback Energy Inc. Pershing LLC 11 USD 175,868 USD 205.00 04/17/25 1
Diamondback Energy Inc. Pershing LLC 10 USD 159,880 USD 172.50 06/20/25 3,428
Diamondback Energy Inc. Pershing LLC 14 USD 223,832 USD 171.00 08/15/25 8,577
Dundee Precious Metals Inc. Pershing LLC 450 CAD 858,600 CAD 15.00 05/16/25 131,080
Dundee Precious Metals Inc. Pershing LLC 350 CAD 667,800 CAD 19.00 07/18/25 29,401
Elanco Animal Health Inc. Pershing LLC 135 USD 141,750 USD 14.00 06/20/25 1,233
Eldorado Gold Corp. Pershing LLC 375 USD 630,750 USD 20.50 04/17/25 296
Eldorado Gold Corp. Pershing LLC 335 USD 563,470 USD 19.00 06/20/25 20,234
Endeavour Mining plc Pershing LLC 310 CAD 1,071,980 CAD 37.00 07/18/25 38,101
Eni SpA Morgan Stanley 18 EUR 128,682 EUR 15.50 04/17/25 99
Eni SpA Morgan Stanley 20 EUR 142,980 EUR 15.50 05/16/25 821
Eni SpA Morgan Stanley 18 EUR 128,682 EUR 15.50 06/20/25 1,153
EOG Resources Inc. Pershing LLC 30 USD 384,720 USD 136.00 04/17/25 1,291
EOG Resources Inc. Pershing LLC 36 USD 461,664 USD 130.00 06/20/25 20,470
EOG Resources Inc. Pershing LLC 33 USD 423,192 USD 145.00 08/15/25 8,338
EQT Corp. Pershing LLC 45 USD 240,435 USD 41.00 04/17/25 56,400
EQT Corp. Pershing LLC 45 USD 240,435 USD 43.00 06/20/25 50,973
EQT Corp. Pershing LLC 38 USD 203,034 USD 50.00 08/15/25 26,749
Exxon Mobil Corp. Pershing LLC 15 USD 178,395 USD 110.00 05/16/25 14,491
Exxon Mobil Corp. Pershing LLC 104 USD 1,236,872 USD 122.50 05/16/25 20,711
Exxon Mobil Corp. Pershing LLC 130 USD 1,546,090 USD 120.00 07/18/25 69,150
Exxon Mobil Corp. Pershing LLC 133 USD 1,581,769 USD 120.00 09/19/25 90,519
Franco-Nevada Corp. Pershing LLC 52 USD 819,312 USD 127.50 05/16/25 160,940
Franco-Nevada Corp. Pershing LLC 48 USD 756,288 USD 130.00 07/18/25 143,651
Franco-Nevada Corp. Pershing LLC 45 USD 709,020 USD 160.00 09/19/25 53,486
Freeport-McMoRan Inc. Pershing LLC 227 USD 859,422 USD 44.50 04/17/25 1,652
Freeport-McMoRan Inc. Pershing LLC 226 USD 855,636 USD 45.50 06/20/25 16,712
Freeport-McMoRan Inc. Pershing LLC 227 USD 859,422 USD 45.00 08/15/25 32,949
G Mining Ventures Corp. Pershing LLC 200 CAD 375,400 CAD 16.00 05/16/25 39,509
G Mining Ventures Corp. Pershing LLC 285 CAD 534,945 CAD 20.00 07/18/25 23,554
Glencore plc Morgan Stanley 36 GBP 100,908 GBp 420.00 04/17/25 0
Gold Fields Ltd., ADR Pershing LLC 140 USD 309,260 USD 16.00 05/16/25 87,285
Gold Fields Ltd., ADR Pershing LLC 56 USD 123,704 USD 20.00 07/18/25 19,718
Halliburton Co. Pershing LLC 50 USD 126,850 USD 29.50 04/17/25 79
Halliburton Co. Pershing LLC 52 USD 131,924 USD 32.00 05/16/25 150
Halliburton Co. Pershing LLC 60 USD 152,220 USD 29.50 06/20/25 1,952
Hess Corp. Pershing LLC 8 USD 127,784 USD 145.00 04/17/25 12,171
Hess Corp. Pershing LLC 8 USD 127,784 USD 140.00 06/20/25 17,684
Hess Corp. Pershing LLC 9 USD 143,757 USD 155.00 08/15/25 12,411
K92 Mining Inc. Pershing LLC 567 CAD 703,647 CAD 11.00 04/17/25 56,663
K92 Mining Inc. Pershing LLC 260 CAD 322,660 CAD 10.40 06/20/25 41,116
Kinder Morgan Inc. Pershing LLC 115 USD 328,095 USD 27.00 04/17/25 20,959
Kinder Morgan Inc. Pershing LLC 120 USD 342,360 USD 27.00 05/16/25 23,227
Kinross Gold Corp. Pershing LLC 558 USD 703,638 USD 10.50 04/17/25 119,656
Kinross Gold Corp. Pershing LLC 544 USD 685,984 USD 11.00 04/17/25 91,045
Kinross Gold Corp. Pershing LLC 545 USD 687,245 USD 11.50 05/16/25 78,923
Kinross Gold Corp. Pershing LLC 940 USD 1,185,340 USD 14.00 08/15/25 76,991
Lundin Gold Inc. Pershing LLC 171 CAD 761,976 CAD 33.00 04/17/25 138,366

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Lundin Gold Inc. Pershing LLC 240 CAD 1,069,440 CAD 32.50 06/20/25 $ 201,690
Lundin Gold Inc. Pershing LLC 155 CAD 690,680 CAD 41.50 08/15/25 59,541
MAG Silver Corp. Pershing LLC 185 USD 282,680 USD 17.00 06/20/25 14,127
Marathon Petroleum Corp. Pershing LLC 19 USD 276,811 USD 162.50 04/17/25 631
Marathon Petroleum Corp. Pershing LLC 21 USD 305,949 USD 175.00 05/16/25 1,144
Marathon Petroleum Corp. Pershing LLC 24 USD 349,656 USD 162.00 06/20/25 7,835
Mowi ASA Morgan Stanley 250 NOK 4,865,000 NOK 220.00 05/16/25 1,499
Mowi ASA Morgan Stanley 250 NOK 4,865,000 NOK 215.00 06/20/25 4,117
Newmont Corp. Pershing LLC 340 USD 1,641,520 USD 48.00 04/17/25 53,663
Newmont Corp. Pershing LLC 446 USD 2,153,288 USD 57.50 06/20/25 30,835
Northern Star Resources Ltd. Morgan Stanley 1,200 AUD 2,198,400 AUD 18.00 04/17/25 56,688
Nutrien Ltd. Pershing LLC 130 USD 645,710 USD 57.00 04/17/25 352
Nutrien Ltd. Pershing LLC 130 USD 645,710 USD 59.00 05/16/25 1,811
Nutrien Ltd. Pershing LLC 180 USD 894,060 USD 58.25 06/20/25 7,646
Occidental Petroleum Corp. Pershing LLC 27 USD 133,272 USD 60.00 05/16/25 392
Occidental Petroleum Corp. Pershing LLC 20 USD 98,720 USD 58.00 07/18/25 1,307
Occidental Petroleum Corp. Pershing LLC 20 USD 98,720 USD 52.50 09/19/25 5,409
OceanaGold Corp. Pershing LLC 585 CAD 280,800 CAD 5.00 05/16/25 8,480
ONEOK Inc. Pershing LLC 38 USD 377,036 USD 110.00 04/17/25 763
ONEOK Inc. Pershing LLC 30 USD 297,660 USD 102.00 05/16/25 7,862
ONEOK Inc. Pershing LLC 38 USD 377,036 USD 107.00 06/20/25 8,314
Osisko Gold Royalties Ltd. Pershing LLC 171 USD 361,152 USD 21.00 04/17/25 11,030
Osisko Gold Royalties Ltd. Pershing LLC 144 USD 304,128 USD 21.00 05/16/25 15,291
Pan American Silver Corp. Pershing LLC 12 USD 30,996 USD 26.00 04/17/25 1,062
Pan American Silver Corp. Pershing LLC 41 USD 105,903 USD 27.00 04/17/25 2,036
Pan American Silver Corp. Pershing LLC 85 USD 219,555 USD 26.00 06/20/25 17,284
Pan American Silver Corp. Pershing LLC 46 USD 118,818 USD 25.00 08/15/25 14,937
Pan American Silver Corp. Pershing LLC 58 USD 149,814 USD 26.00 08/15/25 15,953
Phillips 66 Pershing LLC 25 USD 308,700 USD 145.00 04/17/25 54
Phillips 66 Pershing LLC 27 USD 333,396 USD 141.50 05/16/25 1,517
Phillips 66 Pershing LLC 22 USD 271,656 USD 140.00 07/18/25 5,099
Rio Tinto plc, ADR Pershing LLC 170 USD 1,021,360 USD 72.50 04/17/25 197
Rio Tinto plc, ADR Pershing LLC 150 USD 901,200 USD 68.00 05/16/25 3,899
Rio Tinto plc, ADR Pershing LLC 143 USD 859,144 USD 66.00 06/20/25 13,935
Royal Gold Inc. Pershing LLC 42 USD 686,742 USD 155.00 05/16/25 36,730
Schlumberger NV Pershing LLC 84 USD 351,120 USD 45.00 04/17/25 1,326
Schlumberger NV Pershing LLC 79 USD 330,220 USD 47.00 05/16/25 2,728
Schlumberger NV Pershing LLC 84 USD 351,120 USD 45.00 07/18/25 12,018
Shell plc, ADR Pershing LLC 83 USD 608,224 USD 71.00 04/17/25 23,352
Shell plc, ADR Pershing LLC 92 USD 674,176 USD 71.00 06/20/25 36,566
Shell plc, ADR Pershing LLC 90 USD 659,520 USD 70.00 10/17/25 55,046
Suncor Energy Inc. Pershing LLC 35 USD 135,520 USD 38.00 04/17/25 4,700
Suncor Energy Inc. Pershing LLC 35 USD 135,520 USD 41.50 06/20/25 2,738
Suncor Energy Inc. Pershing LLC 35 USD 135,520 USD 40.00 08/15/25 6,791
Targa Resources Corp. Pershing LLC 13 USD 260,611 USD 200.00 06/20/25 17,726
Targa Resources Corp. Pershing LLC 13 USD 260,611 USD 200.00 07/18/25 20,635
The Mosaic Co. Pershing LLC 123 USD 332,223 USD 30.00 05/16/25 5,997
The Mosaic Co. Pershing LLC 38 USD 102,638 USD 30.00 06/20/25 2,853
The Mosaic Co. Pershing LLC 47 USD 126,947 USD 30.00 07/18/25 4,819
The Toro Co. Pershing LLC 45 USD 327,375 USD 90.00 04/17/25 1
The Toro Co. Pershing LLC 45 USD 327,375 USD 90.00 06/20/25 1,025
The Williams Companies Inc. Pershing LLC 75 USD 448,200 USD 56.00 05/16/25 38,279

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
The Williams Companies Inc. Pershing LLC 66 USD 394,416 USD 56.00 07/18/25 $ 39,949
TotalEnergies SE, ADR Pershing LLC 71 USD 459,299 USD 70.00 04/17/25 410
TotalEnergies SE, ADR Pershing LLC 71 USD 459,299 USD 67.50 05/16/25 6,801
TotalEnergies SE, ADR Pershing LLC 66 USD 426,954 USD 65.00 06/20/25 15,010
Tyson Foods Inc., Cl. A Pershing LLC 125 USD 797,625 USD 61.00 05/16/25 54,987
Tyson Foods Inc., Cl. A Pershing LLC 106 USD 676,386 USD 64.00 06/20/25 29,685
Tyson Foods Inc., Cl. A Pershing LLC 57 USD 363,717 USD 60.00 07/18/25 32,741
Tyson Foods Inc., Cl. A Pershing LLC 49 USD 312,669 USD 63.00 07/18/25 18,521
Valero Energy Corp. Pershing LLC 19 USD 250,933 USD 150.00 04/17/25 337
Valero Energy Corp. Pershing LLC 19 USD 250,933 USD 152.00 05/16/25 1,911
Valero Energy Corp. Pershing LLC 20 USD 264,140 USD 152.00 06/20/25 3,941
Wesdome Gold Mines Ltd. Pershing LLC 337 CAD 577,618 CAD 14.25 05/16/25 73,925
Wesdome Gold Mines Ltd. Pershing LLC 285 CAD 488,490 CAD 17.00 08/15/25 33,387
Wesdome Gold Mines Ltd. Pershing LLC 340 CAD 582,760 CAD 17.50 09/19/25 38,451
Wheaton Precious Metals Corp. Pershing LLC 160 USD 1,242,080 USD 66.00 05/16/25 195,508
Zoetis Inc. Pershing LLC 11 USD 181,115 USD 177.00 04/17/25 377
Zoetis Inc. Pershing LLC 60 USD 987,900 USD 181.00 05/16/25 9,355
Zoetis Inc. Pershing LLC 61 USD 1,004,365 USD 177.00 07/18/25 29,344
TOTAL OTC CALL OPTIONS WRITTEN $ 4,663,092
OTC Put Options Written — (0.0)%
Energy Select Sector SPDR ETF Pershing LLC 260 USD 3,492,937 USD 79.00 05/16/25 $ 5,676
VanEck Agribusiness ETF Pershing LLC 203 USD 1,981,253 USD 66.50 06/20/25 32,051
VanEck Gold Miners ETF Pershing LLC 765 USD 2,324,477 USD 32.50 04/17/25 1,504
VanEck Gold Miners ETF Pershing LLC 675 USD 2,051,009 USD 37.00 05/16/25 8,933
TOTAL OTC PUT OPTIONS WRITTEN $ 48,164
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.2)%
Alamos Gold Inc., Cl. A 339 USD 906,486 USD 26.00 09/19/25 $ 111,870
Anglogold Ashanti plc 150 USD 556,800 USD 33.00 04/17/25 63,600
Barrick Gold Corp. 270 USD 524,880 USD 18.00 04/17/25 41,310
Darling Ingredients Inc. 70 USD 218,680 USD 37.50 07/18/25 7,980
Darling Ingredients Inc. 45 USD 140,580 USD 37.50 09/19/25 7,875
Elanco Animal Health Inc. 135 USD 141,750 USD 15.00 04/17/25 1,687
FMC Corp. 40 USD 147,031 USD 65.00 04/17/25 2,000
IAMGOLD Corp. 300 USD 187,500 USD 7.00 09/19/25 19,500
MAG Silver Corp. 180 USD 275,040 USD 17.50 05/16/25 6,300
Zoetis Inc. 50 USD 823,250 USD 200.00 04/17/25 250
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 262,372
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF 260 USD 3,492,937 USD 84.00 04/17/25 $ 2,860
VanEck Agribusiness ETF 136 USD 1,327,342 USD 66.00 04/17/25 65,280
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 68,140
TOTAL OPTIONS WRITTEN $ 5,041,768